Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2015
Registrant Name	dei_EntityRegistrantName	ETFis Series Trust I
CIK	dei_EntityCentralIndexKey	0001559109
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 05, 2015
Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2015
Prospectus Date	rr_ProspectusDate	Mar. 02, 2014